Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]

NOTE 5. REVENUE RECOGNITION

As of January 1, 2018, we adopted ASC 606. With our adoption of ASC 606, we made a policy election to record certain regulatory fees, primarily Universal Service Fund (USF) fees, on a net basis. We report our revenues net of sales taxes.

When implementing ASC 606, we utilized the practical expedient allowing us to reflect the aggregate effect of all contract modifications occurring before the beginning of the earliest period presented when allocating the transaction price to performance obligations.

Wireless, Advanced Data, Legacy Voice & Data Services and Equipment Revenue

We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Examples of service revenues include wireless, video entertainment (e.g., AT&T U-verse and DIRECTV), strategic services (e.g., virtual private network service), and legacy voice and data (e.g., traditional local and long-distance). These services represent a series of distinct services that is considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).

Some of our services require customer premises equipment that, when combined and integrated with AT&T’s specific network infrastructure, facilitate the delivery of service to the customer. In evaluating whether the equipment is a separate performance obligation, we consider the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). When the equipment does not meet the criteria to be a distinct performance obligation (e.g., equipment associated with certain video services), we allocate the total transaction price to the related service. When equipment is a distinct performance obligation, we record the sale of equipment when title has passed and the products are accepted by the customer. For devices sold through indirect channels (e.g., national dealers), revenue is recognized when the dealer accepts the device, not upon activation.

Our equipment and service revenues are predominantly recognized on a gross basis, as most of our services do not involve a third party and we typically control the equipment that is sold to our customers.

Revenue recognized from fixed term contracts that bundle services and/or equipment is allocated based on the standalone selling price of all required performance obligations of the contract (i.e., each item included in the bundle). Promotional discounts are attributed to each required component of the arrangement, resulting in recognition over the contract term. Standalone selling prices are determined by assessing prices paid for service-only contracts (e.g., arrangements where customers bring their own devices) and standalone device pricing.

We offer the majority of our customers the option to purchase certain wireless devices in installments over a specified period of time, and, in many cases, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. For customers that elect these equipment installment payment programs, at the point of sale, we recognize revenue for the entire amount of revenue allocated to the customer receivable net of fair value of the trade-in right guarantee. The difference between the revenue recognized and the consideration received is recorded as a note receivable when the devices are not discounted and our right to consideration is unconditional. When installment sales include promotional discounts (e.g., “buy one get one free”), the difference between revenue recognized and consideration received is recorded as a contract asset to be amortized over the contract term.

Less commonly, we offer certain customers highly discounted devices when they enter into a minimum service agreement term. For these contracts, we recognize equipment revenue at the point of sale based on a standalone selling price allocation. The difference between the revenue recognized and the cash received is recorded as a contract asset that will amortize over the contract term.

Our contracts allow for customers to frequently modify their arrangement, without incurring penalties in many cases. When a contract is modified, we evaluate the change in scope or price of the contract to determine if the modification should be treated as a new contract or if it should be considered a change of the existing contract. We generally do not have significant impacts from contract modifications.

Revenues from transactions between us and our customers are recorded net of revenue-based regulatory fees and taxes. Cash incentives given to customers are recorded as a reduction of revenue. Nonrefundable, upfront service activation and setup fees associated with service arrangements are deferred and recognized over the associated service contract period or customer life.

Subscription Revenue

Subscription revenues from cable networks and premium pay and basic-tier television services are recognized over the license period as programming is provided to affiliates or digital distributors based on negotiated contractual programming rates. When a distribution contract with an affiliate has expired and a new distribution contract has not been executed, revenues are based on estimated rates, giving consideration to factors including the previous contractual rates, inflation, current payments by the affiliate and the status of the negotiations on a new contract. When the new distribution contract terms are finalized, an adjustment to revenue is recorded, if necessary, to reflect the new terms.

Subscription revenues from end-user subscribers are recognized when services are provided, based upon either usage or period of time. Subscription revenues from OTT services are recognized as programming services are provided to customers.

Content Revenue

Feature films typically are produced or acquired for initial exhibition in theaters, followed by distribution, generally commencing within three years of such initial exhibition. Revenues from film rentals by theaters are recognized as the films are exhibited.

Television programs and series are initially produced for broadcast and may be subsequently licensed or sold in physical format and/or electronic delivery. Revenues from the distribution of television programming through broadcast networks, cable networks, first-run syndication and OTT services are recognized when the programs or series are available to the licensee. In certain circumstances, pursuant to the terms of the applicable contractual arrangements, the availability dates granted to customers may precede the date in which the customer can be billed for these sales.

Revenues from sales of feature films and television programming in physical format are recognized at the later of the delivery date or the date when made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances. Revenues from the licensing of television programs and series for electronic sell-through or video-on-demand are recognized when the product has been purchased by and made available to the consumer to either download or stream.

Upfront or guaranteed payments for the licensing of intellectual property are recognized as revenue at either the inception of the license term if the intellectual property has significant standalone functionality or over the corresponding license term if the licensee’s ability to derive utility is dependent on our continued support of the intellectual property throughout the license term.

Revenues from the sales of console games are recognized at the later of the delivery date or the date that the product is made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances.

Advertising Revenue

Advertising revenues are recognized, net of agency commissions, in the period that the advertisements are aired. If there is a targeted audience guarantee, revenues are recognized for the actual audience delivery and revenues are deferred for any shortfall until the guaranteed audience delivery is met, typically by providing additional advertisements. Advertising revenues from digital properties are recognized as impressions are delivered or the services are performed.

Revenue Categories
The following table sets forth reported revenue by category:

For the year ended December 31, 2018
	Service Revenues
	Wireless	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$54,701	$-	$-	$-	$-	$232	$-	$16,411	$71,344
Entertainment Group	-	7,956	3,041	31,762	-	1,595	2,097	9	46,460
Business Wireline	-	12,310	10,697	-	-	-	2,996	824	26,827
WarnerMedia
Turner	-	-	-	4,207	295	2,330	147	-	6,979
Home Box Office	-	-	-	3,201	391	-	6	-	3,598
Warner Bros.	-	-	-	47	8,216	53	387	-	8,703
Eliminations and Other	-	-	-	74	(518)	78	27	-	(339)
Latin America
Vrio	-	-	-	4,784	-	-	-	-	4,784
Mexico	1,701	-	-	-	-	-	-	1,167	2,868
Xandr	-	-	-	-	-	1,740	-	-	1,740
Corporate and Other	-	-	-	-	-	-	1,191	-	1,191
Eliminations and consolidations	-	-	-	-	(1,843)	(1,595)	39	-	(3,399)
Total Operating Revenues	$56,402	$20,266	$13,738	$44,075	$6,541	$4,433	$6,890	$18,411	$170,756

No customer accounted for more than 10% of consolidated revenues in 2018, 2017 or 2016.

Deferred Customer Contract Acquisition and Fulfillment Costs

Costs to acquire customer contracts, including commissions on service activations, for our wireless, business wireline and video entertainment services, are deferred and amortized over the contract period or expected customer relationship life, which typically ranges from two to five years. Costs to fulfill customer contracts are deferred and amortized over periods ranging generally from four to five years, reflecting the estimated economic lives of the respective customer relationships, subject to an assessment of the recoverability of such costs. For contracts with an estimated amortization period of less than one year, we expense incremental costs immediately.

Our deferred customer contract acquisition costs and deferred customer contract fulfillment costs balances were $3,974 and $11,540 as of December 31, 2018, respectively, of which $1,901 and $4,090 were included in “Other current assets” on our consolidated balance sheets. For the year ended December 31, 2018, we amortized $1,433 and $4,039 of these costs, respectively.

Contract Assets and Liabilities

A contract asset is recorded when revenue is recognized in advance of our right to bill and receive consideration (i.e., we must perform additional services or satisfy another performance obligation in order to bill and receive consideration). The contract asset will decrease as services are provided and billed. When consideration is received in advance of the delivery of goods or services, a contract liability is recorded. Reductions in the contract liability will be recorded as we satisfy the performance obligations.

The following table presents contract assets and liabilities and revenue recorded at or for the year ended December 31, 2018:

Contract asset	$1,896
Contract liability	6,856

Our beginning of period contract liability recorded as customer contract revenue during 2018 was $5,677.

Our consolidated balance sheet at December 31, 2018 included approximately $1,244 for the current portion of our contract asset in “Other current assets” and $5,752 for the current portion of our contract liability in “Advanced billings and customer deposits.”

Remaining Performance Obligations

Remaining performance obligations represent services we are required to provide to customers under bundled or discounted arrangements, which are satisfied as services are provided over the contract term. In determining the transaction price allocated, we do not include nonrecurring charges and estimates for usage, nor do we consider arrangements with an original expected duration of less than one year, which are primarily prepaid wireless, video and residential internet agreements in our Communications segment and advertising and fixed-fee subscription arrangements in our WarnerMedia segment.

Remaining performance obligations are associated with 1) business contracts that reflect recurring charges billed, adjusted for our estimates of sales incentives and other revenue adjustments, 2) wireless contracts, which are estimated using a portfolio approach where we review all relevant promotional activities, calculating the remaining performance obligation using the average service component for the portfolio and the average device price, 3) the licensing of theatrical and television content that will be made available to customers at some point in the future, and 4) upfront or guaranteed payments for licenses of intellectual property that will be recognized over the corresponding license term.

As of December 31, 2018, the aggregate amount of the transaction price allocated to remaining performance obligations was $39,871 of which we expect to recognize approximately 55% next year and 80% over the next two years, with the balance recognized thereafter.

Comparative Results

Prior to 2018, revenue recognized from contracts that bundle services and equipment was limited to the lesser of the amount allocated based on the relative selling price of the equipment and service already delivered or the consideration received from the customer for the equipment and service already delivered. Our prior accounting also separately recognized regulatory fees as operating revenue when received and as an expense when incurred. Sales commissions were previously expensed as incurred.

The following table presents our reported results under ASC 606 and our pro forma results using the historical accounting method:

At or for the year ended December 31, 2018	As Reported	Historical Accounting Method
Consolidated Statement of Income:
Service Revenues	$152,345	$157,979
Equipment Revenues	18,411	16,324
Total Operating Revenues	170,756	174,303
Other cost of revenues	32,906	36,636
Selling, general and administrative expenses	36,765	38,961
Total Operating Expenses	144,660	150,586
Operating income	26,096	23,717
Income before income taxes	24,873	22,494
Income tax expense	4,920	4,337
Net income	19,953	18,157
Net income attributable to AT&T	$19,370	$17,597

Basic Earnings per Share Attributable to AT&T	$2.85	$2.59
Diluted Earnings per Share Attributable to AT&T	$2.85	$2.59

Consolidated Balance Sheet:
Other current assets	$17,704	$14,756
Other Assets	24,809	22,144
Accounts payable and accrued liabilities	43,184	43,363
Advanced billings and customer deposits	5,948	6,012
Deferred income taxes	57,859	56,485
Other noncurrent liabilities	30,233	29,937
Retained earnings	58,753	54,616
Accumulated other comprehensive income	4,249	4,258
Noncontrolling interest	$9,795	$9,737